CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 13,528	$ 0	$ 24,744	$ 0	$ 0	$ 3,500
Operating expenses:
Cost of goods sold	2,486	0	7,804	0
Gross Profit (loss)	11,042	0	16,940	0
General and administrative	1,780,456	607,704	4,136,574	1,730,036	2,533,569	1,447,582
Total operating expenses	1,780,456	607,704	4,136,574	1,730,036	2,533,569	1,447,582
Net Operating Loss	(1,769,414)	(607,704)	(4,119,634)	(1,730,036)	(2,533,569)	(1,444,082)
Other income (expense):
Interest expense	0	(537,184)	(966,123)	(1,124,219)	(1,515,902)	(1,609,727)
Loss on conversion of liabilities to Preferred Stock					0	(255,176)
Loss on legal settlement	0	0	(70,000)	0	0	(26,924)
Loss on conversion of notes					0	(161,458)
Gain on settlement of accounts payable	0	49,351	6,045	397,962	399,761	251,536
Gain on settlement of accrued salary	0	6,988	0	6,988	6,988	0
Gain on settlement of notes payable	0	0	1,836	0	35,236	70,000
Grant income	(52)	0	0	3,000	3,000	0
(Loss) Gain on revaluation of derivative liabilities	0	51,940	(493,455)	498,095	508,839	(709,431)
Gain on settlement of warrants					235,053	0
Total other expense	(52)	(428,905)	(1,521,697)	(218,174)	(327,025)	(2,441,180)
Loss before provision for income taxes	(1,769,466)	(1,036,609)	(5,641,331)	(1,948,210)	(2,860,594)	(3,885,262)
Provision for income taxes	0	0	0	0	0	0
Net loss	(1,769,466)	(1,036,609)	(5,641,331)	(1,948,210)	(2,860,594)	(3,885,262)
Preferred stock dividends	(40,433)	(19,392)	(115,047)	(56,143)	(75,535)
Preferred stock deemed dividends	0	0	(332,242)
Net loss available to common shareholders	$ (1,809,899)	$ (1,056,001)	$ (6,088,620)	$ (2,004,353)	$ (2,936,129)	$ (3,885,262)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.09)
Weighted average shares outstanding - basic and diluted (in Shares)	208,784,236	100,262,378	199,678,995	94,154,754	105,177,272	45,248,520